Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Eaton Vance NextShares Trust II
Central Index Key	dei_EntityCentralIndexKey	0001614522
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 22, 2016
Prospectus Date	rr_ProspectusDate	Jun. 22, 2016